Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized Investment Gain (Loss), Balance	$ 307	$ (281)	$ (226)	$ 11	$ 11	$ (323)	$ (225)
Unrealized Investment Gains (Loss), change in unrealized holding gains (losses), net of tax	575	(37)	1,108	(332)	(240)	334	(98)
Unrealized Investment Gains (Loss), Cumulative effect of reclassification for stranded tax effects				3	3
Unrealized Investment Gain (Loss), Balance	882	(318)	882	(318)	(226)	11	(323)
Accumulated Other Comprehensive Income (Loss), net of tax	307	(281)	(226)	11	11	(323)	(225)
Accumulated Other Comprehensive Income (Loss), change in unrealized holding gains (losses), net of tax	575	(37)	1,108	(332)	(240)	334	(98)
Accumulated Other Comprehensive Income (Loss), Cumulative effect of reclassification for stranded tax effects				3	3
Accumulated Other Comprehensive Income (Loss), net of tax	$ 882	$ (318)	$ 882	$ (318)	$ (226)	$ 11	$ (323)